Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Note 12 - Subsequent Events

Note 12 – Subsequent Events

The Company has analyzed its operations subsequent to December 31, 2021 through the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose other than those below.

Subsequent to December 31, 2021, the Company issued 1,600,000 common shares for proceeds of $329,600.